ACCOUNTING PRINCIPLES - Climate change disclosures (Details) € in Millions, tonne in Millions, T in Millions, $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended		24 Months Ended
	Aug. 31, 2024 project MWd	May 31, 2023 MWd	Mar. 31, 2022 USD ($) MWd	Mar. 31, 2026 T	Dec. 31, 2026 tonne	Dec. 31, 2024 USD ($) eAF employer T	Dec. 31, 2023 USD ($) recycler	May 31, 2024 EUR (€)	Nov. 30, 2023 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Capital commitments | $						$ 1,542	$ 2,799
Number of EAFs | eAF						2
Number of specialist scrap metal recyclers acquired | recycler							3
Property, plant and equipment | $						$ 33,311	$ 33,656
Nominal capacity of renewable energy (in MW) | MWd			975
VdSA
Disclosure of initial application of standards or interpretations [line items]
Capacity of wind power (in MW) | MWd		554
Joint Venture
Disclosure of initial application of standards or interpretations [line items]
Percentage of electricity requirement						20.00%
Greenko Group
Disclosure of initial application of standards or interpretations [line items]
Expected reduction in CO2 (in tonnes) | T						1.5
Decarbonization costs | $			$ 700
ArcelorMittal Brasil S.A.
Disclosure of initial application of standards or interpretations [line items]
Percentage of electricity requirement	14.00%
Number of solar energy projects signed | project	2
Combined capacity solar power | MWd	465
Forecast
Disclosure of initial application of standards or interpretations [line items]
Expected increase of production (in tonne) | tonne					1.6
Spain
Disclosure of initial application of standards or interpretations [line items]
Capital commitments | €								€ 213
Spain | Bottom of range
Disclosure of initial application of standards or interpretations [line items]
Percentage of targeted reduction in CO2 emissions						35.00%
Spain | Forecast
Disclosure of initial application of standards or interpretations [line items]
EAF capacity (in tonnes) | T				1.1
Expected reduction in CO2 (in tonnes) | T				1.0
Belgium
Disclosure of initial application of standards or interpretations [line items]
Number of pilot projects | employer						2
Belgium | Steelanol
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment | €									€ 200